Financial instruments - Summary Of Exposure To Credit Risk And ECLs Relating to Loan Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 9,493	$ 7,381
Loss allowance	9,493	7,381
Loan receivables and commitments in the financial services segment | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	1,278	586
Loss allowance	1,278	586
Loan receivables and commitments in the financial services segment | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(98)	(50)	$ (34)
Loss allowance	$ (98)	$ (50)	$ (34)
Loan receivables and commitments in the financial services segment | Current (not past due)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	3.20%	3.60%
Loan receivables and commitments in the financial services segment | Current (not past due) | Gross carrying amount | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 1,144	$ 515
Loss allowance	1,144	515
Loan receivables and commitments in the financial services segment | Current (not past due) | Loss allowance | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(45)	(21)
Loss allowance	$ (45)	$ (21)
Loan receivables and commitments in the financial services segment | 1 – 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	18.40%	17.60%
Loan receivables and commitments in the financial services segment | 1 – 30 days past due | Gross carrying amount | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 81	$ 44
Loss allowance	81	44
Loan receivables and commitments in the financial services segment | 1 – 30 days past due | Loss allowance | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(15)	(8)
Loss allowance	$ (15)	$ (8)
Loan receivables and commitments in the financial services segment | 31 – 60 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	49.30%	59.20%
Loan receivables and commitments in the financial services segment | 31 – 60 days past due | Gross carrying amount | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 19	$ 9
Loss allowance	19	9
Loan receivables and commitments in the financial services segment | 31 – 60 days past due | Loss allowance | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(10)	(5)
Loss allowance	$ (10)	$ (5)
Loan receivables and commitments in the financial services segment | 61 – 90 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	61.20%	80.00%
Loan receivables and commitments in the financial services segment | 61 – 90 days past due | Gross carrying amount | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 14	$ 7
Loss allowance	14	7
Loan receivables and commitments in the financial services segment | 61 – 90 days past due | Loss allowance | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(9)	(6)
Loss allowance	$ (9)	$ (6)
Loan receivables and commitments in the financial services segment | 91 – 120 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	91.20%	89.70%
Loan receivables and commitments in the financial services segment | 91 – 120 days past due | Gross carrying amount | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 9	$ 6
Loss allowance	9	6
Loan receivables and commitments in the financial services segment | 91 – 120 days past due | Loss allowance | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(8)	(5)
Loss allowance	$ (8)	$ (5)
Loan receivables and commitments in the financial services segment | More than 121 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	95.00%	94.20%
Loan receivables and commitments in the financial services segment | More than 121 days | Gross carrying amount | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 11	$ 5
Loss allowance	11	5
Loan receivables and commitments in the financial services segment | More than 121 days | Loss allowance | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(11)	(5)
Loss allowance	$ (11)	$ (5)